DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income Taxes and Other Assets [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
	2021	2020	2019
Pre tax income	$2,303,646	$2,155,241	$2,247,957

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	806,761	446,612	442,229
Temporary differences	281,431	(151,620)	(442,229)
Income tax	$1,088,192	$294,992	$-